                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
   FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement to the prospectus dated September 19, 2003 is amended and restated as follows:

TRANSFERS OF POLICY VALUE
TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

                                      * * *

NEW INVESTMENT PORTFOLIOS

Effective July 9, 2003, Series I shares of the four new investment portfolios set forth below (the "Portfolios") will be added to the variable portion of your Policy. Each of these Portfolios is a series of Manufacturers Investment Trust. Series I shares of these Portfolios are subject to a Rule 12b-1 fee of 0.35%.

            American Growth Trust
            American International Trust
            American Growth-Income Trust
            American Blue Chip Income and Growth Trust

Each of the Portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

Below is a description of each of these Portfolios:

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The prospectus is supplemented to include the following illustrations:

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.984% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.984%, 5.016% and 11.016%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for a Policy issued to a 35 year old male non-smoker (assuming no optional riders are elected):

      - one based on current cost of insurance charges assessed by the Company, and

      - one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables.

Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manufacturers Life of New York will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately July, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                      0% Hypothetical                  6% Hypothetical                       12% Hypothetical
                      Gross Investment Return          Gross Investment Return               Gross Investment Return
                      -----------------------------    --------------------------------      ------------------------------------
End Of    Accumulated            Cash                               Cash                                   Cash
Policy    Premiums    Policy     Surrender  Death      Policy       Surrender   Death        Policy        Surrender    Death
Year (1)  (2)         Value      Value (3)  Benefit    Value        Value (3)   Benefit      Value         Value (3)    Benefit
--------  -------     -----      ---------  -------    -------      ---------   -------      ---------     ---------    ---------
1         4,037       2,680      0          250,000    2,866        0           250,000      3,053         0            250,000
2         8,276       5,327      1,207      250,000    5,869        1,749       250,000      6,435         2,315        250,000
3         12,727      7,936      4,141      250,000    9,011        5,216       250,000      10,177        6,382        250,000
4         17,401      10,511     7,047      250,000    12,302       8,837       250,000      14,323        10,858       250,000
5         22,308      13,055     9,876      250,000    15,751       12,573      250,000      18,920        15,741       250,000
6         27,461      15,801     12,948     250,000    19,609       16,756      250,000      24,266        21,413       250,000
7         32,871      18,506     15,983     250,000    23,648       21,124      250,000      30,188        27,665       250,000
8         38,552      21,172     18,935     250,000    27,876       25,639      250,000      36,751        34,515       250,000
9         44,517      23,799     21,888     250,000    32,305       30,394      250,000      44,028        42,117       250,000
10        50,780      26,384     24,803     250,000    36,941       35,360      250,000      52,094        50,513       250,000
15        87,118      40,811     40,783     250,000    66,202       66,175      250,000      110,884       110,856      250,000
20        133,496     53,782     53,782     250,000    103,073      103,073     250,000      210,045       210,045      329,771
25        192,686     65,293     65,293     250,000    150,528      150,528     250,000      378,629       378,629      507,362
30        268,230     74,585     74,585     250,000    211,816      211,816     258,416      663,296       663,296      809,221
35        364,646     70,775     70,775     250,000    287,787      287,787     333,833      1,131,863     1,131,863    1,312,961
40        487,699     46,662     46,662     250,000    382,517      382,517     409,293      1,907,438     1,907,438    2,040,958
45        644,749     0 (4)      0 (4)      0 (4)      504,561      504,561     529,789      3,215,357     3,215,357    3,376,125
50        845,190                                      653,581      653,581     686,260      5,357,101     5,357,101    5,624,956
55        1,101,009                                    830,012      830,012     871,512      8,794,503     8,794,503    9,234,228
60        1,427,506                                    1,056,352    1,056,352   1,066,915    14,525,795    14,525,795   14,671,053
65        1,844,208                                    1,381,026    1,381,026   1,381,026    24,733,347    24,733,347   24,733,347

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made,
(d) no premiums have been allocated to the Fixed Account and (e) no optional riders have been elected.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                      0% Hypothetical                 6% Hypothetical                    12% Hypothetical
                      Gross Investment Return         Gross Investment Return            Gross Investment Return
                      ---------------------------     -------------------------------    ----------------------------------
End Of    Accumulated           Cash                             Cash                                 Cash
Policy    Premiums    Policy    Surrender Death       Policy     Surrender    Death      Policy       Surrender     Death
Year (1)  (2)         Value     Value (3) Benefit     Value      Value (3)    Benefit    Value        Value (3)     Benefit
--------  -------     ------    --------- -------     -------    ---------    -------    -------      ---------     -------
1         4,037       2,671     0         250,000     2,856      0            250,000    3,042        0             250,000
2         8,276       4,800     680       250,000     5,324      1,204        250,000    5,872        1,752         250,000
3         12,727      6,869     3,075     250,000     7,875      4,080        250,000    8,970        5,175         250,000
4         17,401      8,873     5,408     250,000     10,507     7,042        250,000    12,362       8,897         250,000
5         22,308      10,807    7,629     250,000     13,220     10,041       250,000    16,074       12,896        250,000
6         27,461      12,906    10,054    250,000     16,259     13,406       250,000    20,393       17,540        250,000
7         32,871      14,922    12,399    250,000     19,387     16,864       250,000    25,123       22,599        250,000
8         38,552      16,857    14,620    250,000     22,610     20,374       250,000    30,312       28,076        250,000
9         44,517      18,702    16,791    250,000     25,926     24,015       250,000    36,006       34,095        250,000
10        50,780      20,458    18,877    250,000     29,338     27,757       250,000    42,262       40,681        250,000
15        87,118      29,838    29,810    250,000     50,353     50,326       250,000    87,269       87,242        250,000
20        133,496     36,027    36,027    250,000     74,688     74,688       250,000    161,836      161,836       254,082
25        192,686     37,370    37,370    250,000     102,463    102,463      250,000    285,017      285,017       381,922
30        268,230     31,414    31,414    250,000     134,570    134,570      250,000    484,907      484,907       591,587
35        364,646     12,392    12,392    250,000     172,831    172,831      250,000    806,870      806,870       935,969
40        487,699     0 (4)     0 (4)     0 (4)       223,543    223,543      250,000    1,329,550    1,329,550     1,422,619
45        644,749                                     294,770    294,770      309,509    2,189,452    2,189,452     2,298,924
50        845,190                                     379,351    379,351      398,319    3,553,958    3,553,958     3,731,656
55        1,101,009                                   475,425    475,425      499,197    5,667,020    5,667,020     5,950,371
60        1,427,506                                   596,012    596,012      601,972    9,098,894    9,098,894     9,189,883
65        1,844,208                                   769,580    769,580      769,580    15,138,212   15,138,212    15,138,212

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made, (d) no premiums have been allocated to the Fixed Account and (e) no optional riders have been elected.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 17 Policy Years.

(4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

NYAccum Supp 1/26/04